NET FINANCE COSTS - Schedule of detailed information about net finance costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	$ 515	$ 514
Subordinated hybrid notes	39	29
Leases	33	32
Interest income	(11)	(46)
Unwinding of discount rate	25	20
Foreign exchange losses and other	1	12
Net finance costs	$ 602	$ 561